UNAUDITED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Other Comprehensive Income	Accumulated Deficit	Preferred Stock Series B	Preferred Stock Series C	Series D preferred stock	Total
Balance of shares at Dec. 31, 2019	91,193,339				2,600,000	10,675
Balance at Dec. 31, 2019	$ 912	$ 1,021,633	$ 109	$ (452,616)	$ 26			$ 570,064
Net income/(loss)				(113,617)				(113,617)
Issuance of restricted stock and compensation cost, shares (Note 7(f))	2,200,000
Issuance of restricted stock and compensation cost, value (Note 7(f))	$ 22	5,481						5,503
Dividends on series B preferred stock (Note 7(b))				(2,884)				(2,884)
Shares repurchased, share (Note 7(e))	(4,118,337)
Shares repurchased, value (Note 7(e))	$ (41)	(11,958)						(11,999)
Actuarial loss			(13)					(13)
Balance of shares at Jun. 30, 2020	89,275,002				2,600,000	10,675
Balance at Jun. 30, 2020	$ 893	1,015,156	96	(569,117)	$ 26			447,054
Balance of shares at Dec. 31, 2020	89,275,002				2,600,000	10,675
Balance at Dec. 31, 2020	$ 893	1,020,164	69	(592,582)	$ 26			428,570
Net income/(loss)				1,520				1,520
Issuance of preferred stock, shares (Note 7(d))							400
Issuance of preferred stock, value (Note 7(d))		264						264
Issuance of restricted stock and compensation cost, shares (Note 7(f))	8,260,000
Issuance of restricted stock and compensation cost, value (Note 7(f))	$ 82	3,317						3,399
Dividends on series B preferred stock (Note 7(b))				(2,884)				(2,884)
Shares repurchased, share (Note 7(e))	(6,000,000)
Shares repurchased, value (Note 7(e))	$ (60)	(15,076)						(15,136)
Balance of shares at Jun. 30, 2021	91,535,002				2,600,000	10,675	400
Balance at Jun. 30, 2021	$ 915	$ 1,008,669	$ 69	$ (593,946)	$ 26			$ 415,733